ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 0.2%
Financial Services - 0.2%
EML Payments, Ltd.(a)	1,621,967	$873,178

Bermuda - 0.9%
Electronic Equipment, Instruments & Components - 0.5%
PAX Global Technology, Ltd.	2,322,296	1,799,307
		$–
Financial Services - 0.4%
Paysafe Ltd.(a)	130,871	1,673,840
Total Bermuda		3,473,147

Brazil - 1.6%
Financial Services - 1.6%
Cielo SA	6,045,533	5,836,946

Canada - 1.7%
Financial Services - 1.7%
Nuvei Corp. (b)(c)	247,260	6,495,695

Cayman Islands - 5.5%
Financial Services - 5.5%
Dlocal Ltd.(a)(d)	322,519	5,705,361
Pagseguro Digital, Ltd. - Class A(a)	514,136	6,411,276
StoneCo, Ltd. - Class A(a)	355,027	6,401,137
Yeahka, Ltd.(a)	960,529	1,810,717
		20,328,491
Total Cayman Islands		20,328,491

Cyprus - 0.0%(e)
Financial Services – 0.0%(e)
QIWI PLC - ADR(a)(d)(f)	235,051	0

France - 1.6%
Financial Services - 1.6%
Worldline SA(a)(b)(c)	350,496	6,063,181

Italy - 1.9%
Financial Services - 1.9%
Nexi SpA(a)(b)(c)	869,662	7,110,215

Japan - 3.3%
Consumer Finance - 1.3%
Jaccs Co., Ltd.	130,215	4,793,020
		$–
Financial Services - 2.0%
GMO Financial Gate, Inc.	14,886	1,104,309
GMO Payment Gateway, Inc.(d)	92,815	6,449,655
		7,553,964
Total Japan		12,346,984

Netherlands - 3.9%
Financial Services - 3.9%
Adyen NV (a)(b)(c)	10,864	13,991,371

Puerto Rico - 1.5%
Financial Services - 1.5%
EVERTEC, Inc.	134,432	5,503,646

Republic of Korea - 3.1%
Consumer Finance - 1.4%
Samsung Card Co., Ltd.	200,916	5,046,690
		$–
Financial Services - 1.7%
Danal Co., Ltd.(a)	194,114	703,115
Kakaopay Corp.(a)	155,562	5,954,816
		6,657,931
Total Republic of Korea		11,704,621

United Kingdom - 3.7%
Financial Services - 3.7%
Network International Holdings PLC (a)(b)(c)	1,017,835	5,057,195
PayPoint PLC	157,280	1,042,479
Wise PLC - Class A(a)	682,304	7,601,158
		13,700,832
Total United Kingdom		13,700,832

United States - 70.2%(g)
Consumer Finance - 12.4%
American Express Co.	118,595	22,217,588
Bread Financial Holdings, Inc.(d)	168,737	5,558,197
Discover Financial Services	104,545	11,750,858
Green Dot Corp. - Class A(a)	116,400	1,152,360
PROG Holdings, Inc.(a)(d)	172,539	5,333,180
		46,012,183
Financial Services - 54.8%(h)
Affirm Holdings, Inc.(a)(d)	197,345	9,697,533
Block, Inc.(a)	209,647	16,216,195
Cantaloupe, Inc.(a)	132,794	984,004
Euronet Worldwide, Inc.(a)	61,250	6,216,263
Fidelity National Information Services, Inc.	210,426	12,640,290
Fiserv, Inc.(a)	155,061	20,598,303
FleetCor Technologies, Inc.(a)	34,850	9,848,959
Flywire Corp.(a)	217,600	5,037,440
Global Payments, Inc.	97,319	12,359,513
I3 Verticals, Inc. - Class A(a)(d)	65,920	1,395,526
International Money Express, Inc.(a)	82,096	1,813,501
Jack Henry & Associates, Inc.	44,479	7,268,313
Marqeta, Inc. - Class A(a)	815,829	5,694,486
MasterCard, Inc. - Class A	48,941	20,873,827
Paymentus Holdings, Inc. - Class A(a)	284,442	5,082,979
Payoneer Global, Inc.(a)	936,797	4,880,712
PayPal Holdings, Inc.(a)	322,396	19,798,338
Remitly Global, Inc.(a)(d)	247,640	4,809,169
Shift4 Payments, Inc. - Class A(a)(d)	86,017	6,394,504
Visa, Inc. - Class A(d)	78,903	20,542,396
Western Union Co.	463,534	5,525,325
WEX, Inc.(a)	34,799	6,770,145
		204,447,721
Software - 3.0%
ACI Worldwide, Inc.(a)	190,274	5,822,384
NCR Voyix Corp.(a)	314,413	5,316,724
		11,139,108
Total United States		261,599,012
TOTAL COMMON STOCKS (Cost $452,629,051)		369,027,319

SHORT-TERM INVESTMENTS - 8.0%
Investments Purchased with Proceeds from Securities Lending - 7.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(i)	26,280,613	26,280,613

Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class X, 5.28%(i)	3,419,632	3,419,632
TOTAL SHORT-TERM INVESTMENTS (Cost $29,700,245)		29,700,245

TOTAL INVESTMENTS - 107.1% (Cost $482,329,296)		398,727,564
Liabilities in Excess of Other Assets - (7.1)%		(26,430,273)
TOTAL NET ASSETS - 100.0%		$372,297,291

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Security considered restricted. The total market value of these securities was $38,717,657 which represented 10.4% of net assets as of December 31, 2023.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $38,717,657 or 10.4% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $25,233,658 which represented 6.8% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(g)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(h)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(i)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Prime Mobile Payments ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	873,178	–	–	873,178
Bermuda	3,473,147	–	–	3,473,147
Brazil	5,836,946	–	–	5,836,946
Canada	6,495,695	–	–	6,495,695
Cayman Islands	20,328,491	–	–	20,328,491
Cyprus	–	–	–	–
France	6,063,181	–	–	6,063,181
Italy	7,110,215	–	–	7,110,215
Japan	12,346,984	–	–	12,346,984
Netherlands	13,991,371	–	–	13,991,371
Puerto Rico	5,503,646	–	–	5,503,646
Republic of Korea	11,704,621	–	–	11,704,621
United Kingdom	13,700,832	–	–	13,700,832
United States	261,599,012	–	–	261,599,012
Common Stocks - Total	$369,027,319	$–	$–	$369,027,319
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	26,280,613
Money Market Funds	3,419,632	–	–	3,419,632
Total Investments	$372,446,951	$–	$–	$398,727,564

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.